Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	December 31, 2020	December 31, 2019

Artwork trading platform	$798,037	$794,349
Software	139,059	120,529
Less: accumulated amortization	(364,104)	(175,085)
Total	$572,992	$739,793

Schedule of future amortization
Years Ending December 31,	Future Amortization Expense

2021	$187,419
2022	187,419
2023	161,702
2024	36,452
Total	$572,992